TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance		$ 6,694	$ 6,189
Decrease related to expired tax years	[1]	(4,696)	0
Additions for prior year tax positions		0	326
Decrease for prior year tax positions	[1]	(1,179)	(378)
Additions for current year tax positions		1,750	557
Ending balance		$ 2,569	$ 6,694

[1]	In 2025, Radware Ltd. was subject to an examination by the Israeli Income Tax Authority with respect to its tax returns for the 2019–2022 tax years. In December 2025, the Company entered into a settlement agreement with the Israeli Income Tax Authority, thereby concluding the examination. The Company had previously recorded adequate tax provisions to fully cover the obligations arising from the settlement. Accordingly, the audit findings and related agreement did not have a material impact on the Company’s consolidated statements of operations or its overall tax expense.